Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock [Abstract]
Common Stock

11. Common Stock

Authorized shares

The Company has 1,000,000,000 common shares authorized with a par value of $0.00001.

Issuance of shares to employee

On September 3, 2024, the Company issued 3,837 shares of its common stock to an employee.

12. Common Stock

Authorized shares

The Company has 1,000,000,000 shares of common stock authorized with a par value of $0.00001.

Share issuances

Issuance of Shares Pursuant to Conversion of Series A Preferred Stock

On January 5, 2023, the Company issued 15,000 shares of common stock to Dominion Capital upon the conversion of 300,000 shares of Series A preferred stock with a stated value of $1 per share. The shares had a carrying value of $722,098. Subsequent to the conversion, there were 0 remaining shares of Series A preferred stock outstanding.

Issuance of Shares Pursuant to Conversion of Series D Preferred Stock

On February 7, 2022, the Company issued 4,546 shares of common stock to SCS, LLC upon the conversion of 25 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $258,080, which was the carrying value of the Series D preferred converted.

On October 11, 2022, the Company issued 4,717 shares of common stock to FJ Vulis and Associates, LLC upon the conversion of 25 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $258,080, which was the carrying value of the Series D preferred converted.

On January 20, 2023, the Company issued 26,046 shares of common stock to Cobra Equities SPV, LLC upon the conversion of 140 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $1,445,220, which was the carrying value of the Series D preferred converted.

On May 24, 2023, the Company issued 33,182 shares of common stock to the Mark E Munro Charitable Remainder Unitrust 1996 upon the conversion of 182.5 shares of Series D preferred stock with a stated value of $10,000 per share. The shares had a fair value of $1,499,819, which was the carrying value of the Series D preferred converted.

Issuance of Shares Pursuant to Conversion of Series E Preferred Stock

On December 5, 2022, the Company issued 22,633 shares of common stock to a holder upon the conversion of 124.4815 shares of Series E preferred stock with a stated value of $10,000 per share. The shares had a fair value of $1,209,159, which was the carrying value of the Series E preferred converted.

On June 5, 2023, the Company issued 2,727 shares of common stock to Oscar Steiner upon the conversion of 15 shares of Series E preferred stock with a stated value of $10,000 per share. The shares had a fair value of $235,224, which was the carrying value of the Series E preferred converted.

Issuance of shares pursuant to consulting agreements

On February 20, 2023, the Company issued 3,200 shares of common stock to Ocean Street Partners in connection with a consulting agreement. The shares had a fair value of $69,200.

On February 20, 2023, the Company issued 8,000 shares of common stock to Capital Market Access LLC in connection with a consulting agreement. The shares had a fair value of $173,000. Additionally, the Company issued to Capital Market Access LLC options to purchase 2,400 shares of its common stock with an exercise price of $75.00. These options vest equally every three months from the date of grant.

On October 11, 2023, the Company issued 1,600 shares of common stock to Capital Market Access LLC for performance-based compensation in connection with services provided under a consulting agreement. The shares had a fair value of $32,360.

On December 13, 2023, the Company issued 800 shares of common stock to Capital Market Access LLC for performance-based compensation in connection with services provided under a consulting agreement. The shares had a fair value of $16,000.

Securities Purchase Agreement

On November 18, 2022, the Company entered into a Securities Purchase Agreement with several accredited investors (the “Investors”) for the offering, sale, and issuance (the “Offering”) by the Company of an aggregate of 533,334 shares of its common stock at a price per share of $18.75. Maximum gross proceeds in the offering are $10,000,000. The shares issued to Investors are subject to Subscription Agreements in connection with the Offering. Additionally, for any shares purchased under the Securities Purchase Agreement, the Company is required to deposit a number of shares into escrow equal to 10% of the shares purchased. This 10% of shares is related to the Agreement’s Uplisting of Common Stock provision, which requires the Company to use its reasonable best efforts to apply for uplisting to the New York Stock Exchange or The Nasdaq Capital Market by April 15, 2023.

The Company has used and intends to continue to use the proceeds from the Offering to retire outstanding convertible debt, for working capital, and other general corporate purposes.

The shares issued in the Offering have not been registered under the Securities Act and are instead being offered pursuant to the exemption provided in Section 4(a)(2) thereof and/or Rule 506(b) of Regulation D promulgated thereunder, based on the Investors being “accredited investors” within the meaning of said Regulation D.

The shares issued as part of the Offering are subject to Lockup Leak-out Agreements, under which the Investors are unable to transfer or sell their shares within six months of the closing date (the “lockup period”). After that date, the Investors can sell up to 10% of their shares every 30-day period for the subsequent six months (the “leak-out” period). These sales cannot represent more than 10% of the daily trading volume of the Company’s common stock. After the first anniversary of the Securities Purchase Agreement there are no further restrictions.

As of December 31, 2023, the Company had received an aggregate of $9,700,000 as part of the Offering (see below for a breakout of the current and prior year issuances).

Issuances of shares pursuant to a Securities Purchase Agreement

On November 17, 2022, the Company issued an aggregate of 32,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $5,950,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 3,200 shares into escrow. The aggregate fair value of these shares was $8,976,000.

On December 15, 2022, the Company issued an aggregate of 10,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $200,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 1,067 shares into escrow. The aggregate fair value of these shares was $375,467.

On December 30, 2022, the Company issued an aggregate of 2,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $50,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 267 shares into escrow. The aggregate fair value of these shares was $93,867.

On January 6, 2023, the Company issued an aggregate of 34,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $650,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 3,467 shares into escrow.

On January 17, 2023, the Company issued an aggregate of 40,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $750,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 4,000 shares into escrow.

On February 3, 2023, the Company issued an aggregate of 10,667 shares of common stock to Investors in exchange for aggregate cash proceeds of $200,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 1,067 shares into escrow.

On March 17, 2023, the Company issued an aggregate of 13,333 shares of common stock to Investors in exchange for aggregate cash proceeds of $250,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 1,333 shares into escrow.

On March 22, 2023, the Company issued an aggregate of 64,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $1,200,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 6,400 shares into escrow.

On March 23, 2023, the Company issued an aggregate of 20,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $375,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 2,000 shares into escrow.

On April 21, 2023, the Company issued an aggregate of 4,000 shares of common stock to Investors in exchange for aggregate cash proceeds of $75,000 pursuant to a Securities Purchase Agreement. The Company deposited an additional 400 shares into escrow.

Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture

On January 11, 2022, the Company issued 5,047 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $33,600 of principal and $1,100 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $258,420.

On February 22, 2022, the Company issued 4,640 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $31,900 of principal pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $237,800.

On March 16, 2022, the Company issued an aggregate of 6,718 shares of common stock to Cobra Equities SPV, LLC upon the conversion of an aggregate of $45,000 of principal and $1,181 of accrued interest pursuant to convertible debentures described in Note 8, Convertible Debentures. The shares had an aggregate fair value of $319,071.

On April 4, 2022, the Company issued 6,061 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $150,000 of principal pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $287,879.

On May 19, 2022, the Company issued 7,794 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $50,227 of principal and $20,000 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $214,704.

On July 5, 2022, the Company issued 5,403 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $29,000 of principal and $2,000 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $85,098.

On July 29, 2022, the Company issued 4,430 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $25,000 of principal and $613 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $161,676.

On September 6, 2022, the Company issued 5,570 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $28,547 of principal and $36,295 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $107,235.

On September 21, 2022, the Company issued 4,800 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $60,000 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $116,640.

On November 11, 2022, the Company issued 8,000 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $60,000 of principal and $40,000 of accrued interest pursuant to a convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $200,000.

Issuance of shares pursuant to a related party convertible debenture

On April 27, 2022, the Company issued 9,666 shares of common stock to Keith Hayter upon the conversion of $145,000 of principal pursuant to a convertible loan payable to a related party described in Note 6, Related Parties. The shares had a fair value of $362,258, resulting in a loss on debt conversion of $217,258.

On December 5, 2022, the Company issued 6,667 shares of common stock to Keith Hayter upon the conversion of $100,000 of principal pursuant to a convertible loan payable to a related party described in Note 6, Related Parties. The shares had a fair value of $203,667, resulting in a loss on debt conversion of $103,667.